As filed with the Securities and Exchange Commission on January 27, 2004.

Registrations Nos.

333-71081

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life & Annuity Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on February 1, 2004 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations Select individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A

FORM N-4

CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements;

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 001017062-03-001018 filed on April 30, 2003 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 001017062-03-001018 filed on April 30, 2003 and incorporated by reference herein.)

Supplement dated February 1, 2004 to the Prospectus dated May 1, 2003 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

A new fixed Investment Option is added.

The following information is added to the Prospectus:

A DCA Plus Fixed Option is added.

The DCA Plus Fixed Option is subject to availability. Ask your registered representative about its current status. You may allocate your Investments among the 32 Variable Investment Options, the DCA Plus Fixed Option, and for Contracts issued before May 1, 2003, the Fixed Option.

DCA Plus

DCA Plus provides a way for you to transfer amounts monthly from the DCA Plus Fixed Option Investment Option to one or more Variable Investment Option(s) over a period of up to one year. Amounts allocated to the DCA Plus Fixed Option Investment Option are held in our General Account and receive interest at rates declared periodically by us, but not less than an annual rate of 3% (the “Guaranteed Interest Rate”). The DCA Plus program can also be used in conjunction with an asset allocation program established and maintained by us to qualify for the Guaranteed Protection Advantage Rider.

Before your Annuity Date, you can allocate all or some of your Purchase Payment(s) to one of the DCA Plus Fixed Option terms being offered by Pacific Life & Annuity. The minimum initial Purchase Payment amount that you can allocate to the DCA Plus Fixed Option is $5,000. You cannot transfer any amounts to the DCA Plus Fixed Option from any other Investment Option. All Purchase Payments allocated to the DCA Plus Fixed Option will earn interest at the then current Guaranteed Interest Rate declared by us. The Guaranteed Interest Rate is earned on a declining balance as money is transferred out of the DCA Plus Fixed Option.

We stop crediting interest on any amount transferred or withdrawn from the DCA Plus Fixed Option as of the day the transfer or withdrawal is effective or applied to provide an annuity including:

• fees for withdrawals and/or transfers,

• withdrawal charges,

• annual fees,

• charges for premium taxes and/or other taxes, and

• proportionate reductions for annual charges for expenses relating to any optional benefit rider attached to your Contract.

We will do so at the end of the Business Day any such transaction is effective.

The DCA Plus Fixed Option Value on any Business Day is the DCA Plus Fixed Option Value on the prior Business Day, increased by any additions to the DCA Plus Fixed Option on that day as a result of any:

• interest, plus

• Purchase Payments received by us and allocated to the DCA Plus Fixed Option, plus

• any additional amounts allocated to the DCA Plus Fixed Option, if applicable,

.

and decreased by any deductions from the DCA Plus Fixed Option on that day as a result of any:

•  transfers, including transfers to the Loan Account,

•  withdrawals, including any applicable withdrawal charges,

•  fees for withdrawals and/or transfers,

•  amounts applied to provide an annuity,

•  annual fees,

•  charges for premium taxes and/or other taxes, and

•  proportionate reductions for annual charges for expenses relating to optional benefit riders attached to the Contract.

Any portion that we deduct for optional benefit riders from the DCA Plus Fixed Option will not be greater than the annual interest rate credited in excess of 3%.

The day that the first Purchase Payment allocation is made to the DCA Plus Fixed Option will begin the Guarantee Term. You can choose a Guarantee Term of up to one year. Currently we offer Guaranteed Terms of 6 or 12 months with 6 or 12 monthly transfers, respectively. On the same day of each month thereafter, we will transfer to the Variable Investment Options you select an amount equal to your DCA Plus Fixed Option Value on that day divided by the remaining number of monthly transfers in the Guarantee Term.

Example: On May 1, you submit a $10,000 Purchase Payment entirely to the DCA Plus Fixed Option at a then current Guaranteed Interest Rate of 5.00% with a Guarantee Term of 6 months. On June 1, the value of the DCA Plus Fixed Option is $10,041.52. On June 1, a transfer equal to $1,673.59 ($10,041.52/6) will be made according to your DCA Plus transfer instructions. Your remaining DCA Plus Fixed Option Value after the transfer is therefore $8,367.93. On July 1, your DCA Plus Fixed Option Value has now increased to $8,401.56. We will transfer $1,680.31 ($8,401.56/5) to the Variable Investment Options, leaving a remaining value of $6,721.25 in the DCA Plus Fixed Option.

During the Guarantee Term, you can allocate all or a part of any additional Purchase Payments to the DCA Plus Fixed Option. Additional allocations must be at least $250. Additional Purchase Payments allocated to the DCA Plus Fixed Option will be credited with interest at the Guaranteed Interest Rate then in effect on the Business Day that the allocation is effective and will remain in effect for that Purchase Payment until the Guarantee Term ends. Each additional allocation will be transferred to the Variable Investment Options you select over the remaining Guarantee Term. Transfers will be made proportionately from the DCA Plus Fixed Option Value attributed to each Investment allocation.

Example: (Using the previous example): On July 15, you allocate an additional $5,000 to the DCA Plus Option at a Guaranteed Interest Rate of 4.00%. On August 1, your DCA

Plus Fixed Option Value has increased to $11,758.30. An amount equal to $2,939.58 ($11,758.30/4) is transferred from the DCA Plus Fixed Option to the Variable Investment Options. The remaining DCA Plus Fixed Option Value is $8,818.73.

The minimum amount for the DCA Plus monthly transfer is $250. If a monthly DCA Plus transfer amount is less than $250, we may transfer your entire DCA Plus Fixed Option Value to the Variable Investment Options according to your most recent DCA Plus transfer instructions and automatically terminate your DCA Plus.

DCA Plus transfers must be made on a monthly basis to the Variable Investment Options. You cannot choose to transfer other than monthly or, for Contracts issued before May 1, 2003, transfer to the Fixed Option. Unless otherwise instructed, any additional Purchase Payment we receive during a Guarantee Term will be allocated to the Investment Options, including the DCA Plus Fixed Option if so indicated, according to your most recent

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Investment allocation instructions. If we receive any additional Purchase Payments after your DCA Plus ends and you have not changed your Investment allocation instructions, the portion of additional Purchase Payments that you had instructed us to allocate to the DCA Plus Fixed Option under DCA Plus will be allocated to the Variable Investment Options in the same proportion you had elected under DCA Plus.

On your Annuity Date any net amount converted to an annuity from your DCA Plus Fixed Option will be applied to a fixed annuity and will be held in our General Account, (but not under the DCA Plus Fixed Option) unless you instruct us otherwise.

The Net Contract Value, less any charges for premium taxes and/or other taxes, when converted, will, subject to our minimum requirements, be converted as follows:

•  the net amount from the DCA Plus Fixed Option Value will be converted to a fixed annuity and held in our General Account, and

•  the net amount from the Variable Account Value will be applied to a variable annuity and applied to the Subaccounts in proportion to the Account Value in each Subaccount on the Annuity Date.

The DCA Plus program cannot be terminated but will automatically end at the end of your DCA Plus Guarantee Term, or upon the earliest of:

•  the date death benefit proceeds become payable under the Contract,

•  the date the Contract is terminated, or

•  the Annuity Date.

When your DCA Plus program ends you may request, in a form satisfactory to us, to establish a new DCA Plus program subject to our minimum allocation requirements. You can choose a new Guarantee Term of up to one year from the duration options then currently offered by us.

If the Owner dies while transfers are being made from the DCA Plus Fixed Option and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, transfers will continue to be made from the DCA Plus Fixed Option to the selected Variable Investment Options, until the Guarantee Term ends.

At the end of the Guarantee Term, the provisions of this Rider will cease to be operative unless a new Guarantee Term is established. The DCA Plus Fixed Option will continue on the Contract as an Investment Option that can be used for future allocations of additional Purchase Payments.

You can also withdraw amounts from the DCA Plus Fixed Option, but no partial withdrawal can be made from your DCA Plus Fixed Option within 30 days of the Contract Date. If your withdrawal leaves you with a Net Contract Value of less than $1,000, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds.

Preauthorized withdrawals can be made from the DCA Plus Fixed Option under the terms of our preauthorized withdrawal procedures.

You can have only one DCA Plus program in effect at any given time. DCA Plus cannot be used concurrently with our dollar cost averaging program.

The DCA Plus Fixed Option is not available for use with our other automatic transfer programs.

We reserve the right to change the terms and conditions of the DCA Plus program, but not a DCA Plus program you already have in effect.

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TERMS USED IN THIS PROSPECTUS is amended.

The TERMS USED IN THIS PROSPECTUS section is amended to add the following:

DCA Plus Fixed Option — If you allocate all or part of your Purchase Payments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the ‘‘Guaranteed Interest Rate’’), but not less than an annual rate of 3%.

The definitions Contract Value, Guarantee Term and Investment Option listed in the TERMS USED IN THIS PROSPECTUS section are restated as follows:

Contract Value — As of the end of any Business Day, the sum of your Variable Account Value, DCA Plus Fixed Option Value, the value of any other Investment Option added to the Contract by Rider or Endorsement, the Loan Account Value, and for Contracts issued before May 1, 2003, the Fixed Option Value.

Guarantee Term — The period during which an amount you allocate to any available fixed Investment Option earns interest at a Guaranteed Interest Rate. These terms are up to 1 year for the Fixed Option and 1 year for the DCA Plus Fixed Option.

Investment Option — A Subaccount, the DCA Plus Fixed Option, any other Investment Option added to the Contract by Rider or Endorsement, and, for Contracts issued before May 1, 2003, the Fixed Option offered under the Contract.

The DCA Plus Fixed Option is added to the ADDITIONAL INFORMATION—Timing of Payment and Transactions, and Confirmations, Statements and Other Reports to Contract Owners sections.

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PART II

Part C:    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2002 which are incorporated by reference from the 2002 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited statutory-basis Financial Statements dated as of December 31, 2002 and 2001, and for the years then ended included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows

Notes to Financial Statements

(b)	Exhibits

1. (a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Mutual Distributors, Inc. (PMD) [1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PMD and Various Broker-Dealers [1]

4.	(a)	Pacific Innovations Select — Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-230NYA) [3]

	(b)	Form of Qualified Pension Plan Rider (Form No. 20-24200) [3]

	(c)	Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200) [3]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900) [5]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000) [5]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100) [5]

	(g)	Pacific Innovations Select — Stepped-Up Death Benefit Rider (Form No. 20-23500) [3]

	(h)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-2700) [5]

	(i)	DCA Plus Fixed Option Rider (Form No. 20-2103)

5.	(a)	Pacific Innovations Select — Variable Annuity Application (Form No. 25-22600) [3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR)) [5]

6.	(a)	Pacific Life & Annuity Company’s Articles of Incorporation [2]

	(b)	By-laws of Pacific Life & Annuity Company [2]

7.	Not applicable

8.	(a)	Fund Participation Agreement [1]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios) [3]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios) [3]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios) [4]

	(e)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”) [2]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered. [1]

10.	Independent Auditors’ Consent[6]
11.	Not applicable
12.	Not applicable
13.	Pacific Innovations Select — Performance Calculations[6]
14.	Not applicable
15.	Powers of Attorney [4]
16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/A, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-03-001018 filed on April 30, 2003 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Companywholly-owned by Pacific Life Insurance Company (a California Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 27.    Number of Contractholders

Pacific Innovations Select —	2,046 Qualified
1,908 Non-Qualified

Item 28.    Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 27th day of January, 2004.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	January 27, 2004

Glenn S. Schafer*	Director and President	January 27, 2004

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	January 27, 2004

David R. Carmichael*	Director, Senior Vice President and General Counsel	January 27, 2004

Audrey L. Milfs*	Director, Vice President and Secretary	January 27, 2004

Ed R. Byrd	Vice President and Controller	January 27, 2004

Brian D. Klemens*	Vice President and Treasurer	January 27, 2004

Gerald W. Robinson*	Executive Vice President	January 27, 2004

*By:	/s/ DAVID R. CARMICHAEL
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment Number 2 of the Registration Statement filed on April 30, 2002 on Form N-4/B for Separate Account A, File No. 333-71081, Accession No. 0001017062-02-000768 as Exhibit 15.)